STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	28,002,379	24,613,833
2023 Tranche A Preferred Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	13,846,154
Exercise price of warrants (in dollars per share)	$ 3.185
Warrants expiration date	Sep. 08, 2026
2023 Tranche B Preferred Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	7,179,487
Exercise price of warrants (in dollars per share)	$ 4.7775
Warrants expiration date	Sep. 08, 2028
2022 Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	4,748,221
Exercise price of warrants (in dollars per share)	$ 1.96
Warrants expiration date	Oct. 25, 2027
2022 Pre-Funded Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	1,079,136
Exercise price of warrants (in dollars per share)	$ 0.00001
June 2020 Series H Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	720,796
Exercise price of warrants (in dollars per share)	$ 12.075
Warrants expiration date	Jun. 05, 2025
May 2019 Series F Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	195,700
Exercise price of warrants (in dollars per share)	$ 24
Warrants expiration date	May 20, 2024
May 2019 Series G Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	201,800
Exercise price of warrants (in dollars per share)	$ 24
Warrants expiration date	May 20, 2024
October 2017 Series D Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	31,085
Exercise price of warrants (in dollars per share)	$ 178
Warrants expiration date	Oct. 14, 2024